Commitments - Summary of Capital Commitments (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of capital commitments [Line Items]
Capital commitments	¥ 30,065	¥ 42,258
Aircraft, engines and flight equipment [member]
Disclosure of capital commitments [Line Items]
Capital commitments	24,922	37,277
Other property, plant and equipment [member]
Disclosure of capital commitments [Line Items]
Capital commitments	2,980	3,646
Investments [member]
Disclosure of capital commitments [Line Items]
Capital commitments	¥ 2,163	¥ 1,335